Promissory Notes - Schedule of Promissory Notes (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Promissory Notes [Line Items]
Promissory note, Noncurrent
Promissory note		$ (10,919,096)	$ (1,392,742)
CROM Structured Opportunities Fund I, LP [Member]
Schedule of Promissory Notes [Line Items]
Type	[1]	Convertible senior promissory note – debt host
Maturity date	[1]	December 21, 2030
Weighted average interest rate	[1]	10.00%	10.00%
Promissory note, Current	[1]	$ (5,083,250)	$ (648,374)
First Fire Global Opportunities Fund, LLC [Member]
Schedule of Promissory Notes [Line Items]
Type	[2]	Convertible senior promissory note – debt host
Maturity date	[2]	December 24, 2030
Weighted average interest rate	[2]	10.00%	10.00%
Promissory note, Current	[2]	$ (5,835,846)	$ (744,368)
CROM Structured Opportunities Fund I, LP One [Member]
Schedule of Promissory Notes [Line Items]
Type	[2]	Convertible senior promissory note – embedded derivative
Maturity date	[2]	December 21, 2030
Weighted average interest rate	[2]
Promissory note, Noncurrent	[2]	$ (6,022,116)	$ (768,127)
First Fire Global Opportunities Fund, LLC [Member]
Schedule of Promissory Notes [Line Items]
Type	[2]	Convertible senior promissory note – embedded derivative
Maturity date	[2]	December 24, 2030
Weighted average interest rate	[2]
Promissory note, Noncurrent	[2]	$ (6,030,109)	$ (769,146)
Total Promissory Notes [Member]
Schedule of Promissory Notes [Line Items]
Promissory note, Current		(10,919,096)	(1,392,742)
Promissory note, Noncurrent		(12,052,225)	(1,537,273)
Promissory note		$ (22,971,321)	$ (2,930,015)

[1]	On December 21, 2025, the Company issued a senior promissory note to CROM Structured Opportunities Fund I, LP with a principal amount of US$1,100,000 and a purchase price of US$1,000,000, reflecting an original issue discount of US$100,000. The note includes an initial interest charge and contractual accretion features that increase the outstanding principal balance by 10% on each annual anniversary date, with additional accretion if the maturity date is extended from 60 months to 84 months. The holder may convert outstanding principal and interest into ordinary shares at a variable conversion price equal to 90% of the lowest daily Volume-Weigthed Average Price (“VWAP”) of the Company’s shares during the five trading days prior to the conversion date, subject to anti-dilution protections, a 4.99% ownership cap, and forced-conversion provisions at maturity. The notes also include penalty and buy-in mechanisms for delayed share delivery.
[2]	On December 24, 2025, the Company issued a senior promissory note to FirstFire Global Opportunities Fund, LLC with a principal amount of US$1,100,000 and a purchase price of US$1,000,000, reflecting an original issue discount of US$100,000. The note includes an initial interest charge and contractual accretion features that increase the outstanding principal balance by 10% on each annual anniversary date, with additional accretion if the maturity date is extended from 60 months to 84 months. The holder may convert outstanding principal and interest into ordinary shares at a variable conversion price equal to 90% of the lowest daily Volume-Weigthed Average Price (“VWAP”) of the Company’s shares during the five trading days prior to the conversion date, subject to anti-dilution protections, a 4.99% ownership cap, and forced-conversion provisions at maturity. The notes also include penalty and buy-in mechanisms for delayed share delivery.